Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	$ 6,851,000	$ 2,213,000	$ 0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	3,962,000			3,962,000
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	0			0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	3,962,000			3,962,000
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	0			0
Providência Instruments | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	(560,000)			(560,000)
Providência Instruments | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0			0
Providência Instruments | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	(560,000)			(560,000)
Providência Instruments | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0			0
Argentina Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair Value Disclosure	0			0
Restructuring Costs and Asset Impairment Charges	6,900,000
Successor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges				2,200,000
Argentina Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	$ 14,400,000			$ 14,400,000